Loans (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Company	Dec. 31, 2011 Company
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, including fees	$ 16,362	$ 15,406
Loans (Textual) [Abstract]
Number of mortgage companies	11	9
Increased in allowance for loan losses	166	13
Troubled debt restructurings previously disclosed resulted in charge offs	166	300
Troubled debt restructurings, subsequently defaulted increased in allowance for loan losses	0	13
Troubled debt restructurings, subsequently defaulted resulted in charge offs	0	300
Carrying amount, net of allowance	0	0
Allowance for loan losses reversed	0	0
Carrying amounts of loans	50	50
Troubled Debt Restructurings [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding balance of loans, modified	842	254
Specific reserves, loan term modified	0	13
Performing Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan payment default	90 days
Mortgage Warehouse [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage warehouse loans, originated	2,787,842	1,988,579
Mortgage warehouse loans, sold	2,755,204	1,958,332
Loans, including fees	5,205	3,376
Mortgage warehouse loan fees	835	569
Wire transfer fees	$ 295	$ 181